Income Taxes - Schedule of Total Gross Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	$ 0.0	$ 38.9	$ 0.0
Increases related to acquisition	0.0	0.0	11.3
Increases related to positions taken on items from prior years	0.0	0.0	0.0
Decreases related to positions taken on items from prior years	0.0	(33.6)	0.0
Increases related to positions taken in the current year	0.0	0.0	27.6
Settlement of uncertain tax positions with tax authorities	0.0	0.0	0.0
Decreases due to expiration of statutes of limitations	0.0	0.0	0.0
Ending Balance	0.0	$ 5.3	38.9	$ 0.0
Predecessor [Member]
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning Balance	0.0		$ 0.0	0.0
Increases related to acquisition	0.0			0.0
Increases related to positions taken on items from prior years	0.0			0.0
Decreases related to positions taken on items from prior years	0.0			0.0
Increases related to positions taken in the current year	0.0			0.0
Settlement of uncertain tax positions with tax authorities	0.0			0.0
Decreases due to expiration of statutes of limitations	0.0			0.0
Ending Balance	$ 0.0			$ 0.0